31-Subsequent Significant Events As Of March 31, 2011	12 Months Ended
Dec. 31, 2011
31-Subsequent Significant Events As Of March 31, 2011 [Text Block]
31—SUBSEQUENT SIGNIFICANT EVENTS AS OF APRIL 26, 2012

a) Distribution rights for Ablatherm®-HIFU treatment in Canada and the Caribbean

In January 2012, we regained the distribution rights for Ablatherm®-HIFU treatment in Canada and the Caribbean, following the expiration of the 2005 exclusive sales agreement with Maple Leaf HIFU on the North American market.  We are now in direct control of our ability to attempt to grow our presence among U.S. urologists and expand the off-shore potential of the HIFU treatment option for prostate cancer patients that is not yet available in the United States .

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

b) Exchange Agreement regarding the Convertibles Debentures and Warrants

On January 19, 2012, we entered into a privately negotiated Exchange Agreement with all holders of our outstanding 9% Senior Convertible Debentures due October 29, 2012 and warrants to purchase up to 882,000 ordinary shares at an exercise price of $6.87 per share.  Pursuant to the terms of the Exchange Agreement:

·           certain holders of an aggregate principal amount of $10 million of Convertible Debentures and warrants to purchase up to 840,000 ordinary shares agreed to exchange their outstanding securities for an aggregate principal amount of $10 million of 9% non-convertible Senior New Debentures due June 30, 2014  and  January 2012 warrants to purchase up to 408,691 newly issued ordinary shares at an exercise price equal to the par value per share (the “January 2012 Warrants”), and 1,926,685 newly issued ordinary shares, in the form of restricted ADRs; and
·           certain holders of an aggregate principal amount of $500,000 of Existing Debentures and Existing Warrants to purchase up to 42,000 ordinary shares agreed to exchange their outstanding securities for 22,186 newly issued ordinary shares, in the form of ADRs, and $500,000 in cash (collectively, the “Exchange”).

On January 25, 2012, we closed the Exchange and all of the Convertible Debentures and the warrants were exchanged for the New Debentures, 1,948,871 newly issued ordinary shares, in the form of ADRs, the January 2012 Warrants and $500,000 in cash, or a combination thereof as described above.

As result of the Exchange all of our Convertible Debentures and Warrants have been cancelled.

The table below summarizes the estimated proforma impacts of the Exchange on the Company’s financial statements as of December 31, 2011, with the assumptions that all market and economic parameters of the Exchange were the same as of January 25, 2012.

Amounts in thousands of euros	Dec. 31, 2011 before the Exchange Actual	Dec. 31, 2011 after the Exchange Proforma
Cash and cash equivalents	4,900	4,515
Short term borrowings	1,700	1,700
Current portion of long-term loans	238	238
Convertible debentures carried at fair value - current	7,085	0
Financial Instruments carried at fair value - current	195	0
Total Short terms debt	9,218	1,938
Non-current portion of long-term loans	720	720
Non-Convertible debentures carried at fair value - long-term	0	4,557
Financial Instruments carried at fair value - long-term	0	0
Total Long term debt	720	5,277
Shareholders\' Equity	8,714	11,052
Operating profit (loss)	(2,497)	(2,497)
Financial income, net	1,522	(820)
Net income (loss)	(938)	(3,280)

The December 31, 2011 proforma fair value of the New Debentures is a preliminary estimate and is still subject to further review and analysis.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

With the December 31, 2011 exchange rate of 1.3003 US Dollar for one Euro, the nominal value of the $10,000 thousand New Debentures was €7,691 thousand and their estimated proforma fair value was €4,557 thousand, which represents an estimated fair value adjustment of €3,134 thousand. The proforma fair value of the New Debentures and the related fair value adjustment to the nominal value are preliminary estimates and are still subject to further review and analysis.

As described hereafter, in the event we issue securities or other indebtedness for cash while the New Debentures remain outstanding, we are required to apply 40% of the net proceed to redeem the New Debentures. As a consequence in such event, a portion of the €3,134 thousand difference between the nominal value and the fair value of the New Debentures would be impacted to the consolidated statement of income as a financial expense.

The New Debentures are not convertible into ordinary shares or any other security of the Company.  Interest on the New Debentures will accrue at a rate of 9% per annum, payable quarterly as follows: commencing on the issuance date until October 29, 2012, interest may be paid, at our election, in cash or, subject to the satisfaction of certain conditions, in newly issued ordinary shares; and commencing on October 30, 2012 until repaid in full, interest may be paid, at the election of the holder, in cash or, subject to the satisfaction of certain conditions, in newly issued ordinary shares.  The New Debentures may be redeemed at our option, in whole or in part, at any time and from time to time; provided, that in the event we issue securities or other indebtedness for cash in a transaction primarily for the purpose of raising capital at any time while the New Debentures remain outstanding, then we are required to apply 40% of the net proceeds of any such issuance to redeem the New Debentures for cash.  Upon the occurrence of an “Event of Default” (as defined in the New Debentures), the outstanding principal amount plus accrued but unpaid interest and any other amounts owing under the New Debentures will become immediately due and payable in the amount of (i) 130% of the outstanding principal plus (ii) 100% of accrued but unpaid interest and any other amounts owing under the New Debentures.  The New Debentures also contain customary restrictive covenants which can be waived with the consent of holders of two thirds of the outstanding principal amount of the New Debentures, such as limitations on our ability to incur certain indebtedness, enter into, incur or suffer to exist certain liens, amend its charter documents in a manner adverse to holders of the New Debentures, pay dividends on its equity securities or enter into related party transactions.  A copy of the form of the New Debentures was furnished to the SEC on our report on Form 6-K dated January 27, 2012.  The foregoing description is qualified in its entirety by reference to the full text of such exhibit.

The January 2012 Warrants are exercisable immediately and will expire on January 24, 2022.  The initial exercise price for the January 2012 Warrants is the par value per ordinary share and the number of ordinary shares issuable upon exercise of the January 2012 Warrants and the exercise price per share are subject to customary anti-dilution adjustments for changes in our capital structure; provided, that in no event will the exercise price per share be less than the lowest exercise price per share allowed by applicable law.  The January 2012 Warrants also contain a provision that prohibits a holder from exercising its January 2012 Warrants to the extent that the exercise would result in the holder and its affiliates beneficially owning more than 9.999% of our ordinary shares.  A copy of the form of the January 2012 Warrants was furnished to the SEC on our report on Form 6-K dated January 27, 2012. The foregoing description is qualified in its entirety by reference to the full text of the exhibit attached hereto.

We also entered into a registration rights agreement on January 25, 2012 (the “Registration Rights Agreement”) with the holders of the New Debentures and the January 2012 Warrants.  Pursuant to the Registration Rights Agreement, we  agreed to file a registration statement with the Securities and Exchange Commission within 30 days of closing the Exchange (the “Filing Deadline”) to register the ordinary shares issuable upon exercise of the January 2012 Warrants and payable as interest at the election of the holders on the New Debentures.  We filed such registration statement with the SEC on February 24, 2012.  The registration statement is currently under review by the SEC and has not yet been declared effective.  A copy of the form of the Registration Rights Agreement was furnished to the SEC on our report on Form 6-K dated January 27, 2012.  The foregoing description is qualified in its entirety by reference to the full text of the exhibit attached hereto.

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c)  March 2012 Placement

On March 28, 2012, pursuant to a securities purchase agreement dated March 22, 2012, as amended, we issued 2,812,500 ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the “March 2012 Placement”), at a price of $2.00 per share, with warrants attached (the “Investor Warrants”).  The Investor Warrants allow investors to purchase up to 1,406,250 shares in the form of ADSs at an exercise price of $2.75. The Investor Warrants are exercisable immediately and expire on March 28, 2017. We also issued warrants to purchase up to 168,750 shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of $2.50 (the “Placement Agent Warrants” and together with the Investor Warrants, the “March 2012 Warrants”).  The Placement Agent Warrants are exercisable from September 24, 2012 and expire on October 21, 2016.  Total gross proceeds for the placement amounted to $5.625 million. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form 6-K dated March 28, 2012.  The foregoing description is qualified in its entirety by reference to the full text of the Form 6-K.

As a consequence, the Company will reimburse 40% of the net proceed on May 9, 2012, i.e. $2.0 million (or approximately €1.5 million), which will generate a reduction of the New Debentures fair value of approximately €0.9 million and a financial expense in the consolidated income statement of approximately €0.6 million (based on preliminary estimates of the fair value of the New Debentures).